LEASE LIABILITIES (Details Narrative)	Dec. 31, 2024	Dec. 31, 2023
Bottom of range [member]
IfrsStatementLineItems [Line Items]
Weighted average incremental borrowing rates	3.00%	3.00%
Top of range [member]
IfrsStatementLineItems [Line Items]
Weighted average incremental borrowing rates	9.00%	5.00%